FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Off Balance Sheet Risk [Abstract]
Schedule of Fair Value, Off-balance Sheet Risks [Table Text Block]
Financial instruments whose contractual amounts represent off-balance sheet credit risk were as follows (000s omitted):

	Contractual Amount
	September 30, 2013	December 31, 2012
Commitments to extend credit:
Unused portion of commercial lines of credit	$57,096	$59,826
Unused portion of credit card lines of credit	3,109	3,048
Unused portion of home equity lines of credit	16,097	16,356
Standby letters of credit and financial guarantees written	3,815	3,730
All other off-balance sheet commitments	—	—

Financial instruments whose contractual amounts represent off-balance sheet credit risk at December 31 were as follows (000s omitted):

	Contractual Amount
	2012	2011
Commitments to extend credit:
Unused portion of commercial lines of credit	$59,826	$65,460
Unused portion of credit card lines of credit	3,048	2,756
Unused portion of home equity lines of credit	16,356	15,026
Standby letters of credit and financial guarantees written	3,730	4,461
All other off-balance sheet assets	—	—